Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 287	$ 24,713	$ (11,769)	$ 13,231
Balance (in Shares) at Dec. 31, 2021	2,874,999
Sale of private placement units	$ 34	3,434,966		3,435,000
Sale of private placement units (in Shares)	343,500
Proceeds allocated to Public Warrants classified as equity		690,000		690,000
Proceeds allocated to Public Rights classified as equity		8,280,000		8,280,000
Offering costs allocated to Public Warrants and Public Rights classified as equity		(527,624)		(527,624)
Remeasurement of common stock to redemption value		(11,902,055)	(4,956,183)	(16,858,238)
Net income (loss)			145,189	145,189
Balance at Dec. 31, 2022	$ 321		(4,822,763)	$ (4,822,442)
Balance (in Shares) at Dec. 31, 2022	3,218,499			3,218,499
Accretion of common stock to redemption value			(1,906,712)	$ (1,906,712)
Net income (loss)			71,378	71,378
Balance at Mar. 31, 2023	$ 321		(6,658,097)	(6,657,776)
Balance (in Shares) at Mar. 31, 2023	3,218,499
Balance at Dec. 31, 2022	$ 321		(4,822,763)	$ (4,822,442)
Balance (in Shares) at Dec. 31, 2022	3,218,499			3,218,499
Net income (loss)				$ 1,176,792
Balance at Sep. 30, 2023	$ 321		(7,977,439)	(7,977,118)
Balance (in Shares) at Sep. 30, 2023	3,218,499
Balance at Dec. 31, 2022	$ 321		(4,822,763)	$ (4,822,442)
Balance (in Shares) at Dec. 31, 2022	3,218,499			3,218,499
Remeasurement of common stock to redemption value			(3,390,718)	$ (3,390,718)
Capital contribution made by Sponsor related to the stockholder non-redemption agreements		446,735		446,735
Cost of raising capital related to the stockholder non-redemption agreements		(446,735)		(446,735)
Excise tax imposed on common stock redemptions			(1,121,204)	(1,121,204)
Net income (loss)			1,429,419	1,429,419
Balance at Dec. 31, 2023	$ 321		(7,905,266)	$ (7,904,945)
Balance (in Shares) at Dec. 31, 2023	3,218,499			3,218,499
Balance at Mar. 31, 2023	$ 321		(6,658,097)	$ (6,657,776)
Balance (in Shares) at Mar. 31, 2023	3,218,499
Excise tax liability			(763,224)	(763,224)
Accretion of common stock to redemption value			(726,532)	(726,532)
Net income (loss)			238,896	238,896
Balance at Jun. 30, 2023	$ 321		(7,908,957)	(7,908,636)
Balance (in Shares) at Jun. 30, 2023	3,218,499
Capital contribution made by Sponsor related to the stockholder non-redemption agreements		446,735		446,735
Cost of raising capital related to the stockholder non-redemption agreements		(446,735)		(446,735)
Excise tax liability			(357,980)	(357,980)
Accretion of common stock to redemption value			(577,020)	(577,020)
Net income (loss)			866,518	866,518
Balance at Sep. 30, 2023	$ 321		(7,977,439)	(7,977,118)
Balance (in Shares) at Sep. 30, 2023	3,218,499
Balance at Dec. 31, 2023	$ 321		(7,905,266)	$ (7,904,945)
Balance (in Shares) at Dec. 31, 2023	3,218,499			3,218,499
Accretion of common stock to redemption value			(102,444)	$ (102,444)
Net income (loss)			(41,580)	(41,580)
Balance at Mar. 31, 2024	$ 321		(8,049,290)	(8,048,969)
Balance (in Shares) at Mar. 31, 2024	3,218,499
Balance at Dec. 31, 2023	$ 321		(7,905,266)	$ (7,904,945)
Balance (in Shares) at Dec. 31, 2023	3,218,499			3,218,499
Net income (loss)				$ 265,749
Balance at Sep. 30, 2024	$ 321		(8,003,855)	$ (8,003,534)
Balance (in Shares) at Sep. 30, 2024	3,218,499			3,218,499
Balance at Mar. 31, 2024	$ 321		(8,049,290)	$ (8,048,969)
Balance (in Shares) at Mar. 31, 2024	3,218,499
Accretion of common stock to redemption value			(103,654)	(103,654)
Net income (loss)			233,436	233,436
Balance at Jun. 30, 2024	$ 321		(7,919,508)	(7,919,187)
Balance (in Shares) at Jun. 30, 2024	3,218,499
Excise tax liability			(29,564)	(29,564)
Accretion of common stock to redemption value			(128,676)	(128,676)
Net income (loss)			73,893	73,893
Balance at Sep. 30, 2024	$ 321		$ (8,003,855)	$ (8,003,534)
Balance (in Shares) at Sep. 30, 2024	3,218,499			3,218,499